March 2, 2021

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon ETF Trust ("Registrant")
 1933 Act File No.: 333-234030
 1940 Act File No.: 811-23477
 CIK No.: 0001493580

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Registrant that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 2 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 25, 2021.

Please address any comments or questions to my attention at 412-234-1112.

Sincerely,

/s/ Tara L. Raposa
Tara L. Raposa

Lead Analyst/Paralegal